Contract Liabilities - Summary of Current and Non-current Contract Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Long-term contract liabilities	₺ 2,152,853	₺ 1,723,399
Short-term contract liabilities	1,522,500	1,894,999
Total	3,675,353	3,618,398
Revenue related to liabilities carried forward	₺ 1,894,999	₺ 2,023,712